Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible Assets

8.      Intangible Assets

		2023
	Weighted- Average Remaining Useful Lives (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	4.74	$461,663	$101,023	$360,640
Domain name	12.42	500,448	86,019	414,429
Brand	7.83	1,284,000	280,369	1,003,631
Software and technology	4.68	20,894,389	1,618,906	19,275,483
Internal software development	4.18	2,004,684	116,854	1,887,830
Assembled workforce	1.75	366,188	45,773	320,415
		$25,511,372	$2,248,944	$23,262,428
	2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$71,019	$52,124
Domain name	500,448	52,656	447,792
Brand	1,284,000	151,969	1,132,031
Software and technology	1,969,769	390,411	1,579,358
	$3,877,360	$666,055	$3,211,305

Amortization expense related to intangible assets for the year ended December 31, 2023 was $1,582,889 (2022 – $569,042).

For intangible assets held as of December 31, 2023, future amortization expense is as follows:

2024	$5,127,906
2025	5,019,093
2026	4,717,638
2027	4,366,324
2028	3,422,223
Thereafter	609,244
$23,262,428